UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-3219
                                   ------------


                  AXP Variable Portfolio - Income Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:7/1/03-6/30/04
                         --------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03219
Reporting Period: 07/01/2003 - 06/30/2004
AXP Variable Portfolio - Income Series, Inc.









=================== AXP VARIABLE PORTFOLIO - CORE BOND FUND ====================

During the period covered by this report, the Fund held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


================== AXP VARIABLE PORTFOLIO - GLOBAL BOND FUND ===================

During the period covered by this report, the Fund held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


================ AXP VARIABLE PORTFOLIO - HIGH YIELD BOND FUND =================

During the period covered by this report, the Fund held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


============== AXP VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND ==============

During the period covered by this report, the Fund held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


========= AXP VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND =========

During the period covered by this report, the Fund held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


================ AXP VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND ================


BAYCORP HOLDINGS, LTD.

Ticker:       MWH            Security ID:  072728108
Meeting Date: JUL 10, 2003   Meeting Type: Annual
Record Date:  MAY 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Anthony M. Callendrello    For       For        Management
1.2   Elect Director Alexander Ellis, III       For       For        Management
1.3   Elect Director Stanley I. Garnett, II     For       For        Management
1.4   Elect Director Frank W. Getman Jr.        For       For        Management
1.5   Elect Director James S. Gordon            For       For        Management
1.6   Elect Director Thomas C. Leonard          For       For        Management
1.7   Elect Director John A. Tillinghast        For       For        Management
2     Ratify Auditors                           For       For        Management
3     Reduce Authorized Common and Preferred    For       For        Management
      Stock

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  AXP Variable Portfolio - Income Series, Inc.




By (Signature and Title)*     /s/ Paula R. Meyer
                              ------------------
                                  Paula R. Meyer
                                  President

Date                              August 26, 2004


* Print the name and title of each signing officer under his or her signature.